CONSOLIDATED STATEMENT OF FINANCIAL POSITION - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Non-current assets
Property and equipment	$ 627	$ 1,352		$ 171
Intangible assets	15,553	266		76
Goodwill	48,900	1,501
Long-term deferred platform commission fees	105,440	116,533		89,587
Right-of-use assets	1,622	2,050	$ 1,921	1,044	$ 71
Deferred tax asset		25
Other non-current assets	6,161	107
Total non-current assets	214,804	121,834		90,878
Current assets
Trade and other receivables	46,229	45,087		32,974
Loans receivable	356	123		8	521	$ 272
Cash and cash equivalents	91,378	142,802		84,557	17,565	3,073
Prepaid tax	3,444	3,137		3,137
Total current assets	158,450	191,149		120,676
Total assets	373,254	312,983		211,554
Equity
Issued capital				27
Other reserves	169,517	166,405		12,084
Accumulated deficit	(274,434)	(327,497)		(114,019)
Equity attributable to equity holders of the Company	(104,917)	(161,092)		(101,908)
Non-controlling interest	(281)	44
Total equity	(105,198)	(161,048)	(185,364)	(101,908)	(48,570)	$ (15,346)
Non-current liabilities
Lease liabilities - non-current	417	1,103	568	818
Long-term deferred revenue	110,981	128,074		79,220
Share warrant obligations	17,265	22,029
Total non-current liabilities	151,620	151,206		80,038
Current liabilities
Short-term loans				49	$ 3,983
Lease liabilities - current	886	831	$ 1,274	293
Trade and other payables	18,989	26,573		17,214
Tax liability	3,661	814		306
Deferred revenue	298,326	294,607		215,562
Total current liabilities	326,832	322,825		233,424
Total liabilities	478,452	474,031		313,462
Total liabilities and shareholders' equity	$ 373,254	$ 312,983		$ 211,554